Inventory - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) emissionCredit	Dec. 31, 2021 CAD ($) emissionCredit
Analysis of income and expenses [Line Items]
Emission credits | emissionCredit	963,068	2,033,752
Purchased emission credits | $	$ 27	$ 55
Emission credits in inventory | emissionCredit	1,869,450	1,922,973
Emission credits utilized | emissionCredit	1,169,333
Carrying value | $	$ 35
Carbon compliance obligation settlement | $	47
Carbon compliance costs | $	$ 12
Hydro Power Purchase Arrangement
Analysis of income and expenses [Line Items]
Emission credits | emissionCredit	1,750,000